Condensed Consolidated Statements of Changes in Shareholders' Deficit (Parentheticals)	12 Months Ended
Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Percentage of gross proceeds from deferred underwriting fees	3.50%
Percentage of gross proceeds from Underwriter's Discount	2.00%